CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenue	$ 395,826	2,491,290	2,356,604	2,217,613
Cost of goods sold	(206,971)	(1,302,653)	(1,192,665)	(1,143,398)
Gross profit	188,855	1,188,637	1,163,939	1,074,215
Sales, marketing and other operating expenses	(161,294)	(1,015,165)	(985,510)	(858,072)
General and administrative expenses	(19,173)	(120,671)	(128,196)	(105,652)
Impairment losses of property and equipment	(2,250)	(14,164)	(3,423)
Other expense			(25,540)
Income from operations	6,138	38,637	21,270	110,491
Interest income	3,679	23,154	23,923	75,335
Interest expense			(1,200)	(2,507)
Dividend income from cost method investments	575	3,616	3,028	3,776
Equity in income of an equity method investee	247	1,552	5,808	5,128
Other income				8,927
Income before income tax expense	10,639	66,959	52,829	201,150
Income tax expense	(4,930)	(31,026)	(36,321)	(61,174)
Net income attributable to China Nepstar Chain Drugstore Ltd.	$ 5,709	35,933	16,508	139,976
Earnings per ordinary share:
Basic	$ 0.03	0.17	0.08	0.67
Diluted	$ 0.03	0.17	0.08	0.66